Stockholders' Deficit - Schedule of Warrants Outstanding, Expiry Date and Exercise Prices (Details) - $ / shares	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2017
Warrant outstanding	5,500,000	5,500,000	4,500,000	5,905,000
October 10, 2020 [Member]
Warrant expiry Date	Oct. 10, 2020		Oct. 10, 2020
Warrant exercise Prices	$ 0.60		$ 0.60
Warrant outstanding	300,000
December 30, 2020 [Member]
Warrant expiry Date	Dec. 30, 2020		Dec. 30, 2020
Warrant exercise Prices	$ 0.20		$ 0.20
Warrant outstanding	3,000,000		3,000,000
June 26, 2020 [Member]
Warrant expiry Date	Jun. 26, 2020		Jun. 26, 2020
Warrant exercise Prices	$ 0.28		$ 0.28
Warrant outstanding	200,000
August 2, 2021 [Member]
Warrant expiry Date	Aug. 02, 2021		Aug. 02, 2021
Warrant exercise Prices	$ 0.11		$ 0.11
Warrant outstanding	1,500,000		1,500,000
October 10, 2021 [Member]
Warrant expiry Date	Oct. 10, 2021		Oct. 10, 2021
Warrant exercise Prices	$ 0.50		$ 0.50
Warrant outstanding	500,000
March 22, 2018 [Member]
Warrant expiry Date		Mar. 22, 2018		Mar. 22, 2018
Warrant exercise Prices		$ 1.00		$ 1.00
Warrant outstanding				300,000
April 1, 2018 [Member]
Warrant expiry Date		Apr. 01, 2018		Apr. 01, 2018
Warrant exercise Prices		$ 0.25		$ 0.25
Warrant outstanding				900,000
April 30, 2018 [Member]
Warrant expiry Date		Apr. 30, 2018		Apr. 30, 2018
Warrant exercise Prices		$ 0.25		$ 0.25
Warrant outstanding				5,000
July 10, 2018 [Member]
Warrant expiry Date		Jul. 10, 2018		Jul. 10, 2018
Warrant exercise Prices		$ 1.00		$ 1.00
Warrant outstanding				200,000
December 30, 2020 [Member]
Warrant expiry Date		Dec. 30, 2020		Dec. 30, 2020
Warrant exercise Prices		$ 0.20		$ 0.20
Warrant outstanding		3,000,000		3,000,000
August 2, 2021 [Member]
Warrant expiry Date		Aug. 02, 2021		Aug. 02, 2021
Warrant exercise Prices		$ 0.11		$ 0.11
Warrant outstanding		1,500,000		1,500,000
June 6, 2020 [Member]
Warrant expiry Date		Jun. 06, 2020		Jun. 06, 2020
Warrant exercise Prices		$ 0.28		$ 0.28
Warrant outstanding		200,000
October 10, 2020 [Member]
Warrant expiry Date		Oct. 10, 2020		Oct. 10, 2020
Warrant exercise Prices		$ 0.60		$ 0.60
Warrant outstanding		300,000
October 10, 2021 [Member]
Warrant expiry Date		Oct. 10, 2021		Oct. 10, 2021
Warrant exercise Prices		$ 0.50		$ 0.50
Warrant outstanding		500,000